Plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Plant and equipment, net [Abstract]
Schedule of Plant and Equipment

Plant and equipment consisted of the following as of December 31, 2013 and 2012:

	December 31,
	2013	2012

Leasehold improvements	$36	$29
Machinery and equipment	447	436
Vehicles and office equipment	112	81
Total	595	546
Less: accumulated depreciation	(372)	(285)
Plant and equipment, net	$223	$261